SCHEDULE OF ACCOUNTS RECEIVABLE, NET - RELATED PARTIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Less: allowance for credit loss	$ (168,179)	$ (286,152)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable – related parties	416,249	1,949,839
Less: allowance for credit loss	(23,563)	(46,167)
Accounts receivable, net – related parties	$ 392,686	$ 1,903,672